UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.7%
	Australia – 4.5%
2,153,194	CSL Ltd.	$254,045,661

	Brazil – 2.1%
4,461,388	Raia Drogasil S.A.	118,228,182

	Canada – 5.7%
1,113,953	Canadian Pacific Railway Ltd.	206,125,863
878,045	Dollarama, Inc.	120,056,592
		326,182,455
	China – 6.9%
22,057,400	AIA Group Ltd.	188,917,612
3,398,010	Tencent Holdings Ltd.	201,377,713
		390,295,325
	Denmark – 6.8%
1,690,199	Chr Hansen Holding A/S	147,746,146
1,055,091	Coloplast A/S - Class B	93,742,842
2,595,204	Novozymes A/S	143,949,509
		385,438,497
	France – 7.9%
907,967	Essilor International S.A.	128,968,742
225,059	Hermes International	124,405,596
621,231	LVMH Moet Hennessy Louis Vuitton S.E.	194,838,528
		448,212,866
	Germany – 2.2%
547,928	adidas A.G.	127,423,534

	India – 3.6%
1,867,432	HDFC Bank Ltd. - ADR	202,784,441

	Ireland – 8.1%
1,395,033	Accenture PLC - Class A	224,181,803
1,124,811	ICON PLC*	123,189,301
949,418	Ryanair Holdings PLC - ADR*	116,503,083
		463,874,187
	Italy – 4.0%
1,029,277	Ferrari N.V.	122,736,234
1,610,585	Luxottica Group S.p.A.	103,586,172
		226,322,406

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Japan – 6.2%
395,240	Keyence Corp.	$240,503,739
1,436,850	Sysmex Corp.	112,663,149
		353,166,888
	Mexico – 2.3%
51,992,223	Wal-Mart de Mexico S.A.B. de C.V.	130,289,240

	Netherlands – 2.3%
1,135,289	Core Laboratories N.V.	129,763,533

	Russia – 3.0%
4,348,235	Yandex N.V. - Class A*	168,407,142

	Spain – 1.1%
1,779,159	Industria de Diseno Textil S.A.	63,774,920

	Sweden – 4.8%
3,744,664	Atlas Copco A.B. - A Shares	175,592,755
1,673,782	Hexagon A.B. - B Shares	99,684,754
		275,277,509
	Switzerland – 9.4%
1,418,637	Chubb Ltd.	221,520,167
2,230,391	Nestle S.A.	192,703,099
14,060	Sika A.G.	121,824,130
		536,047,396
	Taiwan – 3.7%
4,720,242	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	213,874,165

	United Kingdom – 10.1%
8,553,331	Compass Group PLC	180,041,363
8,460,710	Experian PLC	194,969,932
2,074,989	Reckitt Benckiser Group PLC	200,428,087
		575,439,382
	Total Common Stocks (Cost $4,062,425,470)	5,388,847,729

	Short-Term Investments – 5.6%
316,153,329	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.19%[1]	316,153,329

	Total Short-Term Investments (Cost $316,153,329)	316,153,329

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Value

Total Investments – 100.3% (Cost $4,378,578,799)	$5,705,001,058
Liabilities in Excess of Other Assets – (0.3)%	(14,369,912)

Total Net Assets – 100.0%	$5,690,631,146

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.7%
	Argentina – 2.3%
1,920	MercadoLibre, Inc.	$743,232

	Brazil – 9.8%
11,676	Embraer S.A. - ADR	294,819
36,000	Lojas Renner S.A.	427,797
54,480	Pagseguro Digital Ltd. - Class A*	1,522,171
32,581	Raia Drogasil S.A.	863,407
		3,108,194
	China – 31.2%
71,556	AIA Group Ltd.	612,864
7,606	Alibaba Group Holding Ltd. - ADR*	1,553,830
82,574	ANTA Sports Products Ltd.	397,949
24,442	China Literature Ltd.*1	253,240
8,669	Ctrip.com International Ltd. - ADR*	405,536
45,600	Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	289,204
56,700	Hangzhou Tigermed Consulting Co., Ltd. - Class A	341,757
50,000	Hengan International Group Co., Ltd.	479,374
17,605	JD.com, Inc. - ADR*	866,694
772,000	Kingdee International Software Group Co., Ltd.*	502,318
279,000	Regina Miracle International Holdings Ltd.[1]	251,085
36,000	Shenzhou International Group Holdings Ltd.	371,611
39,590	Tencent Holdings Ltd.	2,346,239
208,000	TravelSky Technology Ltd. - Class H	652,767
3,885	YY, Inc. - ADR*	516,550
		9,841,018
	Czech Republic – 1.5%
10,054	Komercni banka A.S.	461,768

	India – 10.7%
16,562	Asian Paints Ltd.	293,802
879	Eicher Motors Ltd.	372,082
18,942	Godrej Consumer Products Ltd.	313,716
12,146	HDFC Bank Ltd. - ADR	1,318,934
35,011	Syngene International Ltd.[1]	330,108
34,112	UPL Ltd.	403,339
59,610	Vakrangee Ltd.	341,847
		3,373,828
	Indonesia – 2.4%
2,666,595	Kalbe Farma Tbk P.T.	331,619
14,479	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	435,094
		766,713

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Luxembourg – 0.8%
5,909	Globant S.A.*	$268,505

	Mexico – 6.8%
78,664	Banregio Grupo Financiero S.A.B. de C.V.	489,943
267,061	Becle S.A.B. de C.V.*	485,858
43,392	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	221,462
2,630	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	510,772
180,484	Wal-Mart de Mexico S.A.B. de C.V.	452,282
		2,160,317
	Peru – 1.5%
1,986	Credicorp Ltd.	460,017

	Philippines – 0.8%
54,060	Security Bank Corp.	259,235

	Russia – 4.6%
37,417	Yandex N.V. - Class A*	1,449,160

	South Africa – 1.7%
36,285	Clicks Group Ltd.	523,310

	South Korea – 5.6%
1,821	Amorepacific Corp.*	510,736
722	Hugel, Inc.*	382,078
1,057	Samsung Biologics Co., Ltd.*1	434,045
195	Samsung Electronics Co., Ltd.	455,612
		1,782,471
	Spain – 1.8%
163,548	Prosegur Cash S.A.[1]	564,519

	Switzerland – 3.7%
9,681	Luxoft Holding, Inc.*	557,142
12,749	Wizz Air Holdings PLC*1	626,860
		1,184,002
	Taiwan – 7.9%
29,000	Airtac International Group	460,689
44,734	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,026,897
		2,487,586
	Thailand – 1.1%
133,200	CP ALL PCL	339,167

	Turkey – 0.6%
34,587	Arcelik A.S.	175,485

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Arab Emirates – 1.8%
11,917	NMC Health PLC	$564,801

	Vietnam – 1.1%
37,230	Vietnam Dairy Products JSC	333,622

	Total Common Stocks (Cost $21,885,241)	30,846,950

	Short-Term Investments – 1.8%
582,626	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.19%[2]	582,626

	Total Short-Term Investments (Cost $582,626)	582,626

	Total Investments – 99.5% (Cost $22,467,867)	31,429,576
	Other Assets in Excess of Liabilities – 0.5%	158,395

	Total Net Assets – 100.0%	$31,587,971

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,459,857 which represents 7.8% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.0%
	Argentina – 3.4%
2,257	MercadoLibre, Inc.	$873,685

	Canada – 2.8%
9,151	Canadian National Railway Co.	733,178

	China – 6.7%
148,500	Techtronic Industries Co., Ltd.	989,026
12,525	Tencent Holdings Ltd.	742,274
		1,731,300
	Denmark – 0.8%
3,611	Novozymes A/S	200,293

	France – 4.2%
3,149	Essilor International S.A.	447,288
3,945	Pernod Ricard S.A.	628,437
		1,075,725
	India – 3.5%
8,463	HDFC Bank Ltd. - ADR	918,997

	Italy – 2.2%
4,759	Ferrari N.V.	567,487

	Japan – 3.3%
1,400	Keyence Corp.	851,901

	Netherlands – 1.9%
4,379	Core Laboratories N.V.	500,520

	Sweden – 2.6%
14,344	Atlas Copco A.B. - A Shares	672,611

	Switzerland – 4.9%
4,361	Chubb Ltd.	680,970
6,930	Nestle S.A.	598,744
		1,279,714
	Taiwan – 3.2%
18,538	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	839,957

	United Kingdom – 5.3%
29,949	Compass Group PLC	630,405

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	United Kingdom (Continued)
7,631	Reckitt Benckiser Group PLC	$737,096
		1,367,501
	United States – 51.2%
7,324	Agilent Technologies, Inc.	537,801
416	Amazon.com, Inc.*	603,570
9,229	Amphenol Corp. - Class A	856,174
25,146	Boston Scientific Corp.*	703,082
9,384	Cerner Corp.*	648,716
9,964	Charles Schwab Corp.	531,480
3,524	Cooper Cos., Inc.	862,217
4,563	Costco Wholesale Corp.	889,192
6,219	Crown Castle International Corp. - REIT	701,317
4,968	Ecolab, Inc.	683,994
3,405	Edwards Lifesciences Corp.*	431,005
3,860	Facebook, Inc. - Class A*	721,396
6,598	First Republic Bank	590,851
7,384	Schlumberger Ltd.	543,315
3,940	Stryker Corp.	647,657
9,588	Tractor Supply Co.	731,085
2,649	Tyler Technologies, Inc.*	533,800
6,737	Verisk Analytics, Inc.*	674,037
7,122	Visa, Inc. - Class A	884,766
5,120	West Pharmaceutical Services, Inc.	513,024
		13,288,479
	Total Common Stocks (Cost $20,556,717)	24,901,348

	Short-Term Investments – 5.5%
1,434,929	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.19%[1]	1,434,929

	Total Short-Term Investments (Cost $1,434,929)	1,434,929

	Total Investments – 101.5% (Cost $21,991,646)	26,336,277
	Liabilities in Excess of Other Assets – (1.5)%	(377,706)

	Total Net Assets – 100.0%	$25,958,571

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.7%
	Australia – 3.3%
9,385	Afterpay Touch Group Ltd.*	$55,659
5,265	Netwealth Group Ltd.*	26,304
		81,963
	Brazil – 5.0%
2,980	Pagseguro Digital Ltd. - Class A*	83,261
1,600	Raia Drogasil S.A.	42,401
		125,662
	Canada – 3.8%
1,005	Canadian Western Bank	31,621
1,100	Descartes Systems Group, Inc.*	31,122
486	Kinaxis, Inc.*	32,728
		95,471
	China – 2.5%
5,700	Hangzhou Tigermed Consulting Co., Ltd. - Class A	34,357
11,000	Vitasoy International Holdings Ltd.	28,123
		62,480
	Denmark – 3.2%
1,675	Ambu A/S - Class B	35,962
702	SimCorp A/S	44,594
		80,556
	Germany – 10.9%
463	Aumann A.G.*1	38,286
635	AURELIUS Equity Opportunities S.E. & Co. KGaA	46,596
764	Delivery Hero A.G.*1	32,783
206	Isra Vision A.G.	47,881
349	Nemetschek S.E.	34,341
324	Sartorius A.G.	38,720
104	XING S.E.	36,350
		274,957
	India – 3.4%
4,325	Syngene International Ltd.[1]	40,779
7,873	Vakrangee Ltd.	45,150
		85,929
	Ireland – 3.3%
328	ICON PLC*	35,923

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Ireland (Continued)
2,272	Keywords Studios PLC	$48,001
		83,924
	Italy – 2.9%
1,835	Brembo S.p.A.	29,619
1,163	Interpump Group S.p.A.	41,934
		71,553
	Japan – 16.8%
1,100	Asahi Intecc Co., Ltd.	42,672
480	GMO Payment Gateway, Inc.	42,165
485	Harmonic Drive Systems, Inc.	33,364
630	M&A Capital Partners Co., Ltd.*	49,225
1,120	MonotaRO Co., Ltd.	35,343
1,200	Nihon M&A Center, Inc.	71,448
1,175	Pigeon Corp.	45,851
1,035	SMS Co., Ltd.	36,643
1,350	Start Today Co., Ltd.	39,633
1,525	Yume No. Machi Souzou Iinkai Co., Ltd.	25,731
		422,075
	Jersey – 1.6%
3,877	Sanne Group PLC	40,790

	Luxembourg – 1.5%
609	Corestate Capital Holding S.A.	37,580

	Malaysia – 1.7%
66,000	My EG Services Bhd	42,332

	Mexico – 2.3%
5,000	Banregio Grupo Financiero S.A.B. de C.V.	31,142
1,399	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	27,227
		58,369
	Netherlands – 4.0%
509	Shop Apotheke Europe N.V.*1	29,387
492	Takeaway.com N.V.*1	29,811
1,882	Wessanen	40,402
		99,600
	South Korea – 5.1%
474	Dentium Co., Ltd.*	30,628
1,168	Douzone Bizon Co., Ltd.	52,392
85	Hugel, Inc.*	44,982
		128,002

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Sweden – 6.3%
1,154	Indutrade A.B.	$35,587
3,925	Medicover A.B.*	34,867
3,759	Munters Group A.B.*1	27,525
628	Probi A.B.	25,535
389	Vitrolife A.B.	34,013
		157,527
	Switzerland – 5.8%
40	dormakaba Holding A.G.	36,807
382	VAT Group A.G. *1	61,067
960	Wizz Air Holdings PLC*1	47,203
		145,077
	Taiwan – 1.0%
3,067	Sunny Friend Environmental Technology Co., Ltd.	23,835

	United Arab Emirates – 2.5%
1,329	NMC Health PLC	62,987

	United Kingdom – 12.8%
2,958	Abcam PLC	51,659
609	ASOS PLC*	64,281
7,534	Clipper Logistics PLC	47,281
6,218	GB Group PLC	38,228
1,637	Halma PLC	29,681
3,047	Just Eat PLC*	35,268
8,741	Medica Group PLC	19,733
449	Spirax-Sarco Engineering PLC	36,179
		322,310
	Total Common Stocks (Cost $1,754,749)	2,502,979

	Short-Term Investments – 2.7%
69,059	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 1.19%[2]	69,059

	Total Short-Term Investments (Cost $69,059)	69,059

	Total Investments – 102.4% (Cost $1,823,808)	2,572,038
	Liabilities in Excess of Other Assets – (2.4)%	(60,092)

	Total Net Assets – 100.0%	$2,511,946

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $306,841 which represents 12.2% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$4,379,195,200	$22,610,155	$22,015,742	$1,824,778

Gross unrealized appreciation	$1,341,918,349	$9,265,333	$4,466,297	$767,850
Gross unrealized depreciation	(16,112,491)	(445,912)	(145,762)	(20,590)
Net unrealized appreciation on investments	$1,325,805,858	$8,819,421	$4,320,535	$747,260

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$5,388,847,729	$-	$-	$5,388,847,729
Short-Term Investments	316,153,329	-	-	316,153,329
Total Investments	$5,705,001,058	$-	$-	$5,705,001,058

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Emerging Markets Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$30,846,950	$-	$-	$30,846,950
Short-Term Investments	582,626	-	-	582,626
Total Investments	$31,429,576	$-	$-	$31,429,576

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$24,901,348	$-	$-	$24,901,348
Short-Term Investments	1,434,929	-	-	1,434,929
Total Investments	$26,336,277	$-	$-	$26,336,277

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

International Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$2,502,979	$-	$-	$2,502,979
Short-Term Investments	69,059	-	-	69,059
Total Investments	$2,572,038	$-	$-	$2,572,038

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

January 31, 2018 (Unaudited)

Transfers between Levels 1, 2, and 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund from April 30, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Transfers into Level 1	$-	$598,402	$-	$-
Transfers out of Level 1	-	-	-	-
Net transfers in (out) of Level 1	$-	$598,402	$-	$-

Transfers into Level 2	$-	$-	$-	$-
Transfers out of Level 2	-	(598,402)	-	-
Net transfers in (out) of Level 2	$-	$(598,402)	$-	$-

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/2/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/2/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/2/18